Salary and Post-Employment Benefits Payable - Schedule of Salary and Post-Employment Benefits Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Salary and Post-Employment Benefits Payable [Abstract]
Salaries payable	$ 830,095	$ 777,578
Accrued leave encashment (note 12)	77,550	72,768
Accrued gratuity plan (note 12)	78,708	69,094
Salary and post-employment benefits payable	$ 986,353	$ 919,440